Concentrations (Details) - Schedule of Total Accounts Receivable - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2023		Sep. 30, 2022
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 2,534,917		$ 4,225,798
Accounts receivable percentage	46.00%		56.00%
Customers A [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 1,215,679		$ 1,354,509
Accounts receivable percentage	22.00%		18.00%
Customers B [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 671,268			[1]
Accounts receivable percentage	12.00%			[1]
Customers C [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable	$ 647,970			[1]
Accounts receivable percentage	12.00%			[1]
Customers D [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		[1]	$ 1,520,966
Accounts receivable percentage		[1]	20.00%
Customers E [Member]
Accounts Receivable, Noncurrent, Credit Quality Indicator [Line Items]
Accounts receivable		[1]	$ 1,350,323
Accounts receivable percentage		[1]	18.00%

[1]	Thepercentage is below 10%